Distribution Date:	10/18/24	UBS Commercial Mortgage Trust 2017-C7
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2017-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 1)	13-14		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276WAN7	2.379000%	33,907,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276WAP2	3.441000%	49,837,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276WAQ0	3.586000%	47,439,000.00	29,998,357.32	973,808.53	89,645.09	0.00	0.00	1,063,453.62	29,024,548.79	36.22%	30.00%
A-3	90276WAR8	3.418000%	177,000,000.00	126,851,978.82	2,373,896.84	361,316.72	0.00	0.00	2,735,213.56	124,478,081.98	36.22%	30.00%
A-4	90276WAS6	3.679000%	315,490,000.00	315,490,000.00	0.00	967,239.76	0.00	0.00	967,239.76	315,490,000.00	36.22%	30.00%
A-S	90276WAV9	4.061000%	98,005,000.00	98,005,000.00	0.00	331,665.25	0.00	0.00	331,665.25	98,005,000.00	22.89%	19.00%
B	90276WAW7	4.292000%	36,753,000.00	36,753,000.00	0.00	131,453.23	0.00	0.00	131,453.23	36,753,000.00	17.89%	14.88%
C	90276WAX5	4.582200%	35,638,000.00	35,638,000.00	0.00	136,083.71	0.00	0.00	136,083.71	35,638,000.00	13.04%	10.88%
D-RR	90276WAA5	4.582200%	21,160,000.00	21,160,000.00	0.00	80,799.47	0.00	0.00	80,799.47	21,160,000.00	10.17%	8.50%
E-RR	90276WAC1	4.582200%	17,820,000.00	17,820,000.00	0.00	68,045.68	0.00	0.00	68,045.68	17,820,000.00	7.74%	6.50%
F-RR	90276WAE7	4.582200%	17,819,000.00	17,819,000.00	0.00	68,041.86	0.00	0.00	68,041.86	17,819,000.00	5.32%	4.50%
G-RR	90276WAG2	4.582200%	8,909,000.00	8,909,000.00	0.00	34,019.02	0.00	0.00	34,019.02	8,909,000.00	4.11%	3.50%
NR-RR*	90276WAJ6	4.582200%	31,184,565.00	31,184,565.00	0.00	115,802.14	0.00	987,652.14	115,802.14	30,196,912.86	0.00%	0.00%
R	90276WAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			890,961,565.00	739,628,901.14	3,347,705.37	2,384,111.93	0.00	987,652.14	5,731,817.30	735,293,543.63

X-A	90276WAT4	0.979201%	623,673,000.00	472,340,336.14	0.00	385,430.14	0.00	0.00	385,430.14	468,992,630.77
X-B	90276WAU1	0.362367%	170,396,000.00	170,396,000.00	0.00	51,454.98	0.00	0.00	51,454.98	170,396,000.00
Notional SubTotal			794,069,000.00	642,736,336.14	0.00	436,885.12	0.00	0.00	436,885.12	639,388,630.77

Deal Distribution Total					3,347,705.37	2,820,997.05	0.00	987,652.14	6,168,702.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276WAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276WAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276WAQ0	632.35644343	20.52759396	1.88969181	0.00000000	0.00000000	0.00000000	0.00000000	22.41728578	611.82884947
A-3	90276WAR8	716.67784644	13.41184655	2.04133740	0.00000000	0.00000000	0.00000000	0.00000000	15.45318395	703.26599989
A-4	90276WAS6	1,000.00000000	0.00000000	3.06583334	0.00000000	0.00000000	0.00000000	0.00000000	3.06583334	1,000.00000000
A-S	90276WAV9	1,000.00000000	0.00000000	3.38416662	0.00000000	0.00000000	0.00000000	0.00000000	3.38416662	1,000.00000000
B	90276WAW7	1,000.00000000	0.00000000	3.57666667	0.00000000	0.00000000	0.00000000	0.00000000	3.57666667	1,000.00000000
C	90276WAX5	1,000.00000000	0.00000000	3.81850020	0.00000000	0.00000000	0.00000000	0.00000000	3.81850020	1,000.00000000
D-RR	90276WAA5	1,000.00000000	0.00000000	3.81850047	0.00000000	0.00000000	0.00000000	0.00000000	3.81850047	1,000.00000000
E-RR	90276WAC1	1,000.00000000	0.00000000	3.81850056	0.00000000	0.00000000	0.00000000	0.00000000	3.81850056	1,000.00000000
F-RR	90276WAE7	1,000.00000000	0.00000000	3.81850048	0.00000000	0.00000000	0.00000000	0.00000000	3.81850048	1,000.00000000
G-RR	90276WAG2	1,000.00000000	0.00000000	3.81850039	0.00000000	0.00000000	0.00000000	0.00000000	3.81850039	1,000.00000000
NR-RR	90276WAJ6	1,000.00000000	0.00000000	3.71344413	0.10505614	3.39197164	0.00000000	31.67118541	3.71344413	968.32881459
R	90276WAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276WAT4	757.35254876	0.00000000	0.61800036	0.00000000	0.00000000	0.00000000	0.00000000	0.61800036	751.98482341
X-B	90276WAU1	1,000.00000000	0.00000000	0.30197293	0.00000000	0.00000000	0.00000000	0.00000000	0.30197293	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	89,645.09	0.00	89,645.09	0.00	0.00	0.00	89,645.09	0.00
A-3	09/01/24 - 09/30/24	30	0.00	361,316.72	0.00	361,316.72	0.00	0.00	0.00	361,316.72	0.00
A-4	09/01/24 - 09/30/24	30	0.00	967,239.76	0.00	967,239.76	0.00	0.00	0.00	967,239.76	0.00
X-A	09/01/24 - 09/30/24	30	0.00	385,430.14	0.00	385,430.14	0.00	0.00	0.00	385,430.14	0.00
X-B	09/01/24 - 09/30/24	30	0.00	51,454.98	0.00	51,454.98	0.00	0.00	0.00	51,454.98	0.00
A-S	09/01/24 - 09/30/24	30	0.00	331,665.25	0.00	331,665.25	0.00	0.00	0.00	331,665.25	0.00
B	09/01/24 - 09/30/24	30	0.00	131,453.23	0.00	131,453.23	0.00	0.00	0.00	131,453.23	0.00
C	09/01/24 - 09/30/24	30	0.00	136,083.71	0.00	136,083.71	0.00	0.00	0.00	136,083.71	0.00
D-RR	09/01/24 - 09/30/24	30	0.00	80,799.47	0.00	80,799.47	0.00	0.00	0.00	80,799.47	0.00
E-RR	09/01/24 - 09/30/24	30	0.00	68,045.68	0.00	68,045.68	0.00	0.00	0.00	68,045.68	0.00
F-RR	09/01/24 - 09/30/24	30	0.00	68,041.86	0.00	68,041.86	0.00	0.00	0.00	68,041.86	0.00
G-RR	09/01/24 - 09/30/24	30	0.00	34,019.02	0.00	34,019.02	0.00	0.00	0.00	34,019.02	0.00
NR-RR	09/01/24 - 09/30/24	30	102,111.12	119,078.27	0.00	119,078.27	3,276.13	0.00	0.00	115,802.14	105,777.16
Totals			102,111.12	2,824,273.18	0.00	2,824,273.18	3,276.13	0.00	0.00	2,820,997.05	105,777.16

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	6,168,702.42
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,835,219.98	Master Servicing Fee	4,826.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,381.99
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	308.18
ARD Interest	0.00	Operating Advisor Fee	924.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.73
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,835,219.98	Total Fees	10,946.84

Principal		Expenses/Reimbursements
Scheduled Principal	877,107.59	Reimbursement for Interest on Advances	106.91
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	2,470,597.78	Special Servicing Fees (Monthly)	2,829.18
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	340.04
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,347,705.37	Total Expenses/Reimbursements	3,276.13

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,820,997.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,347,705.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,168,702.42
Total Funds Collected	6,182,925.35	Total Funds Distributed	6,182,925.39

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	739,628,901.62	739,628,901.62	Beginning Certificate Balance	739,628,901.14
(-) Scheduled Principal Collections	877,107.59	877,107.59	(-) Principal Distributions	3,347,705.37
(-) Unscheduled Principal Collections	2,470,597.78	2,470,597.78	(-) Realized Losses	987,652.14
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	987,652.62
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	987,652.62	987,652.62	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	735,293,543.63	735,293,543.63	Certificate Other Adjustments**	(0.48)
Beginning Actual Collateral Balance	739,725,563.26	739,725,563.26	Ending Certificate Balance	735,293,543.63
Ending Actual Collateral Balance	735,313,275.79	735,313,275.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.48)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.48
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	78,960,883.72	10.74%	38	4.6772	NAP	Defeased	2	78,960,883.72	10.74%	38	4.6772	NAP
5,000,000 or less	11	38,106,398.73	5.18%	38	4.6026	2.674746	1.40 or less	11	127,236,426.41	17.30%	37	4.9039	1.120081
5,000,001 to 10,000,000	16	119,507,760.78	16.25%	38	4.8266	1.846787	1.41 to 1.50	4	80,770,422.10	10.98%	38	4.7296	1.436364
10,000,001 to 15,000,000	5	60,912,616.51	8.28%	37	4.4811	1.686835	1.51 to 1.60	2	34,122,717.48	4.64%	38	4.8337	1.569344
15,000,001 to 20,000,000	6	111,879,611.08	15.22%	35	4.1096	2.444540	1.61 to 1.70	5	78,750,683.30	10.71%	35	4.7801	1.651499
20,000,001 to 25,000,000	7	161,489,123.69	21.96%	38	4.5700	2.361150	1.71 to 1.80	3	23,019,755.39	3.13%	38	4.7971	1.753584
25,000,001 to 30,000,000	1	27,390,000.00	3.73%	38	4.0600	2.825400	1.81 to 1.90	2	12,475,814.03	1.70%	38	4.6882	1.865801
30,000,001 to 35,000,000	2	62,400,299.52	8.49%	37	4.6141	1.533370	1.91 to 2.00	1	25,000,000.00	3.40%	38	4.0956	1.917100
35,000,001 to 40,000,000	2	74,646,849.60	10.15%	68	5.1842	1.987105	2.01 to 2.25	4	26,006,493.65	3.54%	38	4.7219	2.143685
40,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	5	78,700,000.00	10.70%	37	4.0102	2.315413
45,000,001 or Greater	0	0.00	0.00%	0	0.0000	0.000000	2.51 or greater	13	170,250,347.55	23.15%	51	4.4171	3.582331
Totals	52	735,293,543.63	100.00%	40	4.5946	2.071025	Totals	52	735,293,543.63	100.00%	40	4.5946	2.071025
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	78,960,883.72	10.74%	38	4.6772	NAP	Virginia	1	4,607,811.93	0.63%	38	4.4620	1.454800
Alabama	1	7,885,619.30	1.07%	38	5.4120	1.670800	Washington	2	26,413,722.95	3.59%	36	4.4509	1.605501
Arizona	2	3,262,339.20	0.44%	36	4.6100	1.633400	Totals	83	735,293,543.63	100.00%	40	4.5946	2.071025
California	3	42,022,705.97	5.72%	38	4.2454	2.469117
									Property Type³
Colorado	2	7,965,131.18	1.08%	38	4.5400	1.553029
Florida	5	23,296,678.83	3.17%	38	4.7466	2.195857		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	8,541,463.60	1.16%	36	4.6100	1.633400		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	1	7,216,189.22	0.98%	38	4.8400	1.890000	Defeased	7	78,960,883.72	10.74%	38	4.6772	NAP
Illinois	1	4,565,813.83	0.62%	36	4.6100	1.633400	Industrial	5	73,504,573.33	10.00%	39	4.9131	1.593064
Indiana	7	65,896,264.30	8.96%	37	4.7870	1.316744	Lodging	15	87,585,991.41	11.91%	38	5.0111	1.762316
Iowa	1	2,693,000.00	0.37%	38	4.9400	2.914500	Mixed Use	5	115,817,289.50	15.75%	36	4.0400	2.544511
Kansas	1	9,442,454.99	1.28%	39	5.0450	1.761800	Multi-Family	4	46,248,504.22	6.29%	37	4.7293	1.402470
Kentucky	1	6,982,857.14	0.95%	39	4.1910	2.262700	Office	23	158,816,777.63	21.60%	52	4.5798	2.026230
Maryland	2	5,259,624.81	0.72%	37	4.4800	1.832600	Retail	21	162,217,555.17	22.06%	37	4.5613	1.673133
Michigan	5	21,203,789.77	2.88%	37	5.0242	1.371841	Self Storage	3	12,141,968.24	1.65%	38	4.5400	1.784462
Nevada	3	37,197,142.86	5.06%	38	4.2240	3.255753	Totals	83	735,293,543.63	100.00%	40	4.5946	2.071025
New Hampshire	1	3,696,000.00	0.50%	38	4.9400	2.914500
New York	4	154,861,784.36	21.06%	37	4.2663	1.747949
North Carolina	6	74,427,609.61	10.12%	67	4.9855	2.449258
Ohio	4	42,730,091.01	5.81%	38	4.7970	1.708789
Oklahoma	1	3,817,142.86	0.52%	39	4.1910	2.262700
Oregon	1	20,438,283.22	2.78%	37	4.6200	1.451400
Rhode Island	1	5,704,584.03	0.78%	38	4.8600	1.148300
South Carolina	1	4,531,428.57	0.62%	39	4.1910	2.262700
Texas	14	61,673,125.96	8.39%	37	4.6655	1.575735

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	78,960,883.72	10.74%	38	4.6772	NAP	Defeased	2	78,960,883.72	10.74%	38	4.6772	NAP
	4.5000% or less	18	244,091,159.69	33.20%	37	4.0799	2.919086	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	21	248,851,604.64	33.84%	37	4.7145	1.658102	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	10	160,596,807.76	21.84%	52	5.1329	1.681981	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	2,793,087.82	0.38%	39	5.6100	2.259300	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	735,293,543.63	100.00%	40	4.5946	2.071025	49 months or greater	50	656,332,659.91	89.26%	41	4.5847	2.135465
								Totals	52	735,293,543.63	100.00%	40	4.5946	2.071025
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	78,960,883.72	10.74%	38	4.6772	NAP	Defeased	2	78,960,883.72	10.74%	38	4.6772	NAP
	119 months or less	50	656,332,659.91	89.26%	41	4.5847	2.135465	Interest Only	17	229,099,000.00	31.16%	37	4.0756	3.063664
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	33	427,233,659.91	58.10%	43	4.8576	1.637730
	Totals	52	735,293,543.63	100.00%	40	4.5946	2.071025	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	735,293,543.63	100.00%	40	4.5946	2.071025
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	78,960,883.72	10.74%	38	4.6772	NAP			No outstanding loans in this group
Underwriter's Information		11	137,511,202.60	18.70%	37	4.2603	3.045230
	12 months or less	38	515,921,457.31	70.17%	42	4.6673	1.897324
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	2,900,000.00	0.39%	37	5.2700	1.362800
	Totals	52	735,293,543.63	100.00%	40	4.5946	2.071025
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	333100067	OF	New York	NY	Actual/360	4.096%	85,325.21	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	10/06/24
2	303161194	RT	Various	Various	Actual/360	4.191%	69,850.00	0.00	0.00	N/A	01/01/28	--	20,000,000.00	20,000,000.00	10/01/24
3	303161189	MF	Various	FL	Actual/360	4.820%	225,057.53	87,838.05	0.00	N/A	12/01/27	--	56,030,921.21	55,943,083.16	10/01/24
4	28001154	OF	Various	Various	Actual/360	4.610%	118,234.50	61,400.26	0.00	N/A	10/06/27	--	30,776,875.11	30,715,474.85	10/06/24
5	407004770	IN	Rochester	NY	Actual/360	5.021%	100,771.55	44,517.01	0.00	N/A	01/06/28	--	24,084,019.29	24,039,502.28	10/06/24
6	309520006	LO	Various	Various	Actual/360	5.070%	157,660.65	69,279.98	0.00	N/A	11/01/27	--	37,316,129.58	37,246,849.60	10/01/24
8	304101818	MU	New York	NY	Actual/360	3.430%	53,450.83	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	10/09/24
9	309520009	OF	Charlotte	NC	Actual/360	5.298%	165,121.00	0.00	0.00	N/A	01/06/33	--	37,400,000.00	37,400,000.00	10/06/24
10	28001178	MF	Indianapolis	IN	Actual/360	4.618%	122,145.76	55,087.87	0.00	N/A	11/06/27	--	31,739,912.54	31,684,824.67	10/06/24
11	303161187	MU	Burbank	CA	Actual/360	4.060%	92,669.50	0.00	0.00	N/A	12/01/27	--	27,390,000.00	27,390,000.00	10/01/24
13	407004757	RT	Aurora	OH	Actual/360	4.916%	91,002.36	41,922.56	0.00	N/A	12/06/27	--	22,213,758.47	22,171,835.91	10/06/24
14	309520014	MU	Bothell	WA	Actual/360	4.330%	83,180.91	34,645.65	0.00	N/A	12/01/27	--	23,052,446.21	23,017,800.56	10/01/24
15	303161184	MU	Eugene	OR	Actual/360	4.620%	78,815.71	33,329.94	0.00	N/A	11/01/27	--	20,471,613.16	20,438,283.22	10/01/24
16	309520016	MU	Las Vegas	NV	Actual/360	4.250%	73,666.67	0.00	0.00	N/A	12/06/27	--	20,800,000.00	20,800,000.00	10/06/24
17	28001055	RT	Greensboro	NC	Actual/360	4.900%	69,240.49	28,943.95	0.00	N/A	06/06/27	--	16,956,854.71	16,927,910.76	10/06/24
18	309520018	RT	Covington	WA	Actual/360	4.500%	54,161.87	29,441.21	0.00	N/A	09/01/27	--	14,443,164.16	14,413,722.95	10/01/24
20	28001155	RT	Canton	OH	Actual/360	4.681%	46,698.66	20,575.88	0.00	N/A	11/06/27	--	11,971,457.45	11,950,881.57	10/06/24
21	309520021	RT	Carmel	IN	Actual/360	4.660%	41,078.36	30,105.72	0.00	N/A	01/01/28	--	10,578,117.71	10,548,011.99	10/01/24
22	28001186	IN	Seattle	WA	Actual/360	4.392%	43,920.00	0.00	0.00	N/A	12/06/27	--	12,000,000.00	12,000,000.00	10/06/24
23	309520023	MU	Fort Worth	TX	Actual/360	4.657%	38,067.35	19,217.58	0.00	N/A	12/06/27	--	9,808,223.86	9,789,006.28	10/06/24
24	309520024	RT	Corpus Christi	TX	Actual/360	4.882%	40,102.35	18,155.97	0.00	N/A	12/06/27	--	9,857,596.60	9,839,440.63	10/06/24
25	303161190	LO	Wichita	KS	Actual/360	5.045%	39,770.91	17,424.06	0.00	N/A	01/01/28	--	9,459,879.05	9,442,454.99	10/01/24
28	303161185	LO	Lake City	FL	Actual/360	4.675%	30,999.72	22,752.42	0.00	N/A	12/01/27	--	7,957,148.19	7,934,395.77	10/01/24
29	309520029	LO	Fayetteville	NC	Actual/360	4.950%	31,212.03	21,139.23	0.00	N/A	11/01/27	--	7,566,552.37	7,545,413.14	10/01/24
30	309520030	LO	Gulf Shores	AL	Actual/360	5.412%	35,626.62	13,854.03	0.00	N/A	12/06/27	--	7,899,473.33	7,885,619.30	10/06/24
31	28001191	LO	Meridian	ID	Actual/360	4.840%	29,160.94	13,796.56	0.00	N/A	12/06/27	--	7,229,985.78	7,216,189.22	10/06/24
32	28001175	MF	Troy	NY	Actual/360	5.050%	30,214.62	16,932.81	0.00	N/A	11/06/27	--	7,179,712.61	7,162,779.80	10/06/24
33	309311122	RT	Murrieta	CA	Actual/360	4.577%	29,645.32	11,256.34	0.00	N/A	11/01/27	--	7,772,423.67	7,761,167.33	10/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	407004764	IN	Sarasota	FL	Actual/360	5.040%	29,608.16	12,994.08	0.00	N/A	01/06/28	--	7,049,562.85	7,036,568.77	10/06/24
35	303161188	LO	Blythe	CA	Actual/360	4.610%	26,450.34	13,582.55	0.00	N/A	12/01/27	--	6,885,121.19	6,871,538.64	10/01/24
36	309520036	RT	Tiverton	RI	Actual/360	4.860%	23,147.61	10,874.79	0.00	N/A	12/06/27	--	5,715,458.82	5,704,584.03	10/06/24
37	407004763	IN	Various	Various	Actual/360	4.940%	26,301.38	0.00	0.00	N/A	12/06/27	--	6,389,000.00	6,389,000.00	10/06/24
38	309520038	OF	Plano	TX	Actual/360	4.991%	23,623.53	9,893.45	0.00	N/A	12/06/27	--	5,679,871.52	5,669,978.07	10/06/24
39	309311012	OF	Linthicum	MD	Actual/360	4.480%	19,675.71	10,654.15	0.00	N/A	11/06/27	--	5,270,278.96	5,259,624.81	09/06/24
40	309520040	MF	Lynchburg	VA	Actual/360	4.462%	17,169.39	9,684.40	0.00	N/A	12/01/27	--	4,617,496.33	4,607,811.93	10/01/24
42	309520042	SS	Livonia	MI	Actual/360	4.540%	15,825.31	6,064.48	0.00	N/A	12/01/27	--	4,182,901.54	4,176,837.06	10/01/24
43	309520043	SS	Denver	CO	Actual/360	4.540%	15,825.31	6,064.48	0.00	N/A	12/01/27	--	4,182,901.54	4,176,837.06	10/01/24
44	309520044	LO	South Haven	MI	Actual/360	5.431%	15,625.93	9,078.00	0.00	N/A	12/06/27	--	3,452,608.74	3,443,530.74	09/06/24
45	303161186	OF	Southfield	MI	Actual/360	5.690%	16,429.93	2,477,358.53	0.00	N/A	12/01/22	09/01/24	3,465,011.15	0.00	10/01/24
46	309520046	SS	Littleton	CO	Actual/360	4.540%	14,353.19	5,500.34	0.00	N/A	12/01/27	--	3,793,794.46	3,788,294.12	10/01/24
47	28001188	MF	Amelia	OH	Actual/360	5.610%	13,079.83	4,736.17	0.00	N/A	01/06/28	--	2,797,823.99	2,793,087.82	10/06/24
48	28001165	RT	Miami	FL	Actual/360	5.270%	12,735.83	0.00	0.00	N/A	11/06/27	--	2,900,000.00	2,900,000.00	10/06/24
1A	333100068				Actual/360	4.096%	85,325.21	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	10/06/24
1B	333100069				Actual/360	4.096%	10,239.02	0.00	0.00	N/A	12/06/27	--	3,000,000.00	3,000,000.00	10/06/24
1C	333100070				Actual/360	4.096%	10,239.02	0.00	0.00	N/A	12/06/27	--	3,000,000.00	3,000,000.00	10/06/24
1D	333100071				Actual/360	4.096%	10,239.02	0.00	0.00	N/A	12/06/27	--	3,000,000.00	3,000,000.00	10/06/24
1E	333100072				Actual/360	4.096%	10,989.89	0.00	0.00	N/A	12/06/27	--	3,220,000.00	3,220,000.00	10/06/24
2A	303161195				Actual/360	4.191%	41,910.00	0.00	0.00	N/A	01/01/28	--	12,000,000.00	12,000,000.00	10/01/24
2B	309520002				Actual/360	4.191%	69,850.00	0.00	0.00	N/A	01/01/28	--	20,000,000.00	20,000,000.00	10/01/24
2C	309520102				Actual/360	4.191%	27,940.00	0.00	0.00	N/A	01/01/28	--	8,000,000.00	8,000,000.00	10/01/24
4A	28101154				Actual/360	4.610%	67,562.57	35,085.86	0.00	N/A	10/06/27	--	17,586,786.18	17,551,700.32	10/06/24
5A	407004774				Actual/360	5.021%	100,771.55	44,517.01	0.00	N/A	01/06/28	--	24,084,019.29	24,039,502.28	10/06/24
8A	310941511				Actual/360	3.430%	53,450.83	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	10/09/24
Totals							2,835,219.98	3,347,705.37	0.00				739,628,901.62	735,293,543.63
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,024,612.00	17,499,059.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,395,943.06	22,694,158.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	20,077,588.08	10,270,433.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,257,071.67	5,070,434.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,620,406.00	6,444,174.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	192,107,241.40	95,887,295.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,025,371.98	2,928,289.35	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,757,546.31	1,589,140.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,841,644.31	1,650,533.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,399,538.76	2,219,197.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,831,235.29	1,018,617.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	17,749,872.00	12,535,186.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,373,024.04	1,052,993.77	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,406,799.00	1,286,684.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,980,690.80	2,659,391.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,197,970.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,151,765.90	570,126.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,091,800.00	631,312.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	948,956.96	340,726.83	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,524,098.36	1,423,364.62	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,576,892.52	1,836,425.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,750,299.00	960,387.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,178,767.30	1,122,129.77	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,261,848.63	1,116,623.71	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	4,601.83	0.00
32	627,799.66	285,860.91	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,214,641.94	671,958.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	1,105,011.85	577,345.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,703,398.23	1,692,933.94	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	556,548.48	239,154.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	955,482.89	498,368.63	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	640,640.10	413,705.09	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	3,920,721.07	1,731,084.96	01/01/24	06/30/24	--	0.00	0.00	30,318.88	30,318.88	0.00	0.00
40	437,470.00	238,910.47	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	597,240.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	355,249.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	574,187.07	385,284.66	07/01/23	06/30/24	--	0.00	0.00	24,696.74	24,696.74	0.00	0.00
45	379,773.10	146,961.94	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	433,847.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	503,033.42	255,464.31	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	164,698.00	01/01/18	09/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	333,536,027.18	200,108,414.97				0.00	0.00	55,015.62	55,015.62	4,601.83	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
45	303161186	2,470,597.78	DPO	0.00	0.00
Totals		2,470,597.78		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,470,597.78	4.594591%	4.560461%	40
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599961%	4.564748%	41
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600183%	4.581249%	42
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600404%	4.582640%	43
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,001,850.43	4.600641%	4.582875%	44
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.602168%	4.584485%	45
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.602399%	4.584715%	46
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.602612%	4.584925%	47
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.602858%	4.585170%	48
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.603067%	4.585378%	49
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,243.05	0	0.00	4.603275%	4.585584%	50
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,681.58	0	0.00	4.608632%	4.590485%	49
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
39	309311012	09/06/24	0	B	30,318.88	30,318.88	0.00		5,270,278.95
44	309520044	09/06/24	0	B	24,696.74	24,696.74	0.00		3,452,608.74
Totals					55,015.62	55,015.62	0.00		8,722,887.69
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		117,008,809	117,008,809	0		0
37 - 48 Months		580,884,735	580,884,735	0		0
49 - 60 Months		0	0	0		0
> 60 Months		37,400,000	37,400,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	735,293,544	735,293,544	0	0	0	0
Sep-24	739,628,902	736,163,890	3,465,011	0	0	0
Aug-24	740,439,590	740,439,590	0	0	0	0
Jul-24	741,246,939	741,246,939	0	0	0	0
Jun-24	742,114,099	742,114,099	0	0	0	0
May-24	754,937,794	754,937,794	0	0	0	0
Apr-24	755,821,174	755,821,174	0	0	0	0
Mar-24	756,636,000	756,636,000	0	0	0	0
Feb-24	757,577,774	757,577,774	0	0	0	0
Jan-24	758,385,369	758,385,369	0	0	0	0
Dec-23	759,189,640	759,189,640	0	0	0	0
Nov-23	784,192,294	784,192,294	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	407004770	24,039,502.28	24,039,502.29	210,000,000.00	12/01/17	4,328,672.00	1.21330	06/30/24	01/06/28	277
5A	407004774	24,039,502.28	24,039,502.29		--	11,640,635.00	1.42000	09/30/17	01/06/28	277
45	303161186	0.00	-	3,600,000.00	03/17/23	133,183.94	1.91430	03/31/24	12/01/22	277
Totals		48,079,004.56	48,079,004.58	213,600,000.00		16,102,490.94

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	407004770	IN	NY	08/19/24	13

09/30/24: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing 3.4

M

M rentable square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided to mezz lender and legal counsel has been engaged to pursue the appointment of a receiver.

5A	407004774	Various	Various	08/19/24	0

09/30/24: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM rentable square feet on a 288-acre site located in Rochester, NY. Lender was notified that the utilities were at risk of shutoff due to $2.4MM in past due bills.

45	303161186	OF	MI	08/02/24	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
24	309520024	10,590,041.89	4.88180%	0.00	4.88180%	9	12/21/20	07/06/20	02/11/20
30	309520030	8,493,049.72	5.41200%	8,493,049.72 5.41200%		10	04/01/20	04/01/20	08/11/20
Totals		19,083,091.61		8,493,049.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	407004755 12/15/23	24,130,000.00	38,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
45	303161186 10/18/24	3,465,011.15	3,600,000.00	2,548,898.95	71,540.42	2,548,898.95	2,477,358.53	987,652.62	0.00	0.00	987,652.62	24.69%
Current Period Totals		3,465,011.15	3,600,000.00	2,548,898.95	71,540.42	2,548,898.95	2,477,358.53	987,652.62	0.00	0.00	987,652.62
Cumulative Totals		27,595,011.15	42,400,000.00	2,548,898.95	71,540.42	2,548,898.95	2,477,358.53	987,652.62	0.00	0.00	987,652.62

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	407004755	12/26/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	303161186	10/18/24	0.00	0.00	987,652.62	0.00	0.00	987,652.62	0.00	0.00	987,652.62
Current Period Totals			0.00	0.00	987,652.62	0.00	0.00	987,652.62	0.00	0.00	987,652.62
Cumulative Totals			0.00	0.00	987,652.62	0.00	0.00	987,652.62	0.00	0.00	987,652.62

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	5,017.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	5,017.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	571.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	106.91	0.00	0.00	0.00
45	0.00	0.00	(7,205.82)	0.00	(231.91)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,829.18	0.00	340.04	0.00	0.00	0.00	106.91	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,276.13

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2017-C7 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investorsshould refer to the Certificate Administrator's website for all such information.

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